Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Income expenses [Abstract]
Government grants	€ 2,037	€ 2,302	€ 2,495
Income from sale of HBE certificates	5,403	2,396	1,174
Net gain/(loss) on disposal of property, plant and equipment	(210)	7	(194)
Sublease rental income	200	0	0
Fair value gains/(losses) on derivatives (purchase options)	2,900	0	0
Other items	523	724	0
Total	€ 10,853	€ 5,429	€ 3,475